Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,981,000
Previously Paid Amount	0.00
Total Fee Amount	964.08
Total Offset Amount	0.00
Net Fee	964.08
Narrative - Max Aggregate Offering Price	$ 6,981,000
Final Prospectus	true